Summary of Significant Accounting Policies - Reconciliation of Net Loss Per Common Share (Details) - USD ($)	3 Months Ended	4 Months Ended	7 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
Summary of Significant Accounting Policies
Net loss	$ (128,710)	$ (76,491)	$ (205,201)
Less : Income attributable to common stock subject to possible redemption	(25,471)		(4,914)
Adjusted net loss	$ (154,181)		$ (210,115)
Weighted average common shares outstanding, basic and diluted	3,075,821	2,800,125	2,921,484
Basic and diluted net loss per common share	$ (0.05)	$ (0.03)	$ (0.07)